Customers and Other Financing and Non-Financing Accounts Receivable	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Customers and Other Financing and Non-Financing Accounts Receivable	CUSTOMERS AND OTHER FINANCING AND NON-FINANCING ACCOUNTS RECEIVABLE
As of December 31, 2024 and 2023, accounts receivable and other receivables were as follows:
A.    Customers

	2024		2023
Domestic customers	Ps.	86,225,287	Ps.	79,069,658
Export customers	40,507,888		32,324,773
Total customers, net	Ps.	126,733,175	Ps.	111,394,431
Customers and other accounts receivable, net are presented separately in the statement of financial position to conform the financial position more clearly.
The following table shows a breakdown of accounts receivable based on their credit history at December 31, 2024 and 2023, as well as the relation between the breakdown and the impaired amount:

	Domestic customers
	2024		2023
Current	Ps.	84,445,056	Ps.	77,163,100
1 to 30 days	437,409		2,951,072
31 to 60 days	219,618		222,775
61 to 90 days	164,720		268,165
More than 90 days	9,117,181		7,216,946
Total	94,383,984		87,822,058
Impaired (reserved)	(8,158,697)		(8,752,400)
Total domestic customers, net	Ps.	86,225,287	Ps.	79,069,658

	Export customers
	2024		2023
Current	Ps.	33,799,362	Ps.	27,530,400
1 to 30 days	5,673,672		3,470,255
31 to 60 days	259,797		615,237
61 to 90 days	56,352		12,267
More than 90 days	16,956,672		864,160
Total	56,745,855		32,492,319
Impaired (reserved)	(16,237,967)		(167,546)
Total export customers, net	Ps.	40,507,888	Ps.	32,324,773
As of December 31, 2024 and 2023, PEMEX has exposure to credit risk related to accounts receivable, see contractual payment terms in Note 7.
Additionally, the reconciliation for impaired accounts receivable is as follows:

	Domestic customers
	2024		2023		2022
Balance at the beginning of the year	Ps.	(8,752,400)	Ps.	(5,637,756)	Ps.	(3,459,063)
Impairment of accounts receivable	593,703		(3,114,644)		(2,178,693)
Balance at the end of the year	Ps.	(8,158,697)	Ps.	(8,752,400)	Ps.	(5,637,756)

	Export customers
	2024		2023		2022
Balance at the beginning of the year	Ps.	(167,546)	Ps.	(190,779)	Ps.	(282,917)
(Increase) cancellation(1)	(16,032,261)		1,320		143,689
Translation effects	(38,160)		21,913		(51,551)
Balance at the end of the year	Ps.	(16,237,967)	Ps.	(167,546)	Ps.	(190,779)
(1) The impairment of domestic and export customers recognized in 2024 was mainly in uncollectible export accounts due to the lack of a reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include, among others, the fact that the debtor does not suggest a payment plan.

Methodology to determine the estimation of the impairment of the accounts receivable
PEMEX allocates each exposure to a credit risk grade based on data that is determined to be predictive of the risk of loss (including but not limited to, audited financial statements, management accounts and cash flow projections and available information about customers) and applying experienced credit judgment. Credit risk grades are defined using qualitative and quantitative factors that are indicative of the risk of default. Exposures within each credit risk grade are segmented by each Subsidiary Entity and its commercial business lines, so the expected credit loss rate is calculated for each segment based on actual credit loss experienced over the past two years. These rates are multiplied by scale factors to reflect differences between the economic conditions during the period over which historical data has been collected, current conditions and PEMEX’s view of economic conditions over the expected lives of the receivables.
As of December 31, 2024, the expected percentage of credit loss for accounts receivable for each Subsidiary Entity and Subsidiary Company was: 4.69% for Pemex Industrial Transformation, 4.94% for Pemex Corporate, 1.64% for Pemex
Logistics, 0.13% for PMI CIM and 0.47% for PMI TRD. As of December 31, 2023, the expected percentage of credit loss for accounts receivable for each Subsidiary Entity and Subsidiary Company was: 5.75% for Pemex Industrial Transformation, 4.60% for Pemex Corporate, 1.30% for Pemex Logistics, 0.16% for PMI CIM and 0.07% for PMI TRD.
The amount of (impairment) of domestic and export customers recognized in the statement of comprehensive income for 2024, 2023 and 2022 was Ps. (15,438,558), Ps. (3,113,324) and Ps. (2,035,004), respectively.

The impairment of domestic and export customers recognized in 2024 was mainly in uncollectible export accounts due to the lack of a reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include, among others, the fact that the debtor does not suggest a payment plan.
B.    Other financial and non-financial accounts receivable

	2024		2023
Financial assets:
Sundry debtors (1)	Ps.	26,789,620	Ps.	35,253,635
Employees and officers	5,541,324		5,633,492
Total financial assets	Ps.	32,330,944	Ps.	40,887,127
Non-financial assets:
Taxes to be recovered and prepaid taxes	Ps.	63,432,179	Ps.	155,336,028
Special Tax on Production and Services	6,135,511		2,603,657
Other accounts receivable	4,965,223		5,139,993
Total non-financial assets:	Ps.	74,532,913	Ps.	163,079,678
(1)Includes Ps. (788,453) and Ps. (827,739) of impairment, as of December 31, 2024 and 2023, respectively.